Information by Segment - Summary of Comprehensive Income by Segment (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Segment Comprehensive Income [Line Items]
Revenues and other operating income	$ 2,585,402,197	$ 2,770,834,360	$ 2,457,161,426
Total Revenues	2,548,384,317	2,624,576,323	2,410,360,459
Other operating income	37,017,880	146,258,037	46,800,967
Total	(1,374,445,639)	(1,421,205,251)	(1,292,177,116)
Energy purchases	(864,863,454)	(835,284,742)	(747,646,603)
Fuel consumption	(231,176,489)	(230,944,415)	(231,028,169)
Transportation costs	(141,539,687)	(196,848,788)	(166,875,801)
Contribution Margin	1,210,956,558	1,349,629,109	1,164,984,310
Other work performed by the entity and capitalized	25,539,316	17,610,861	16,710,963
Employee benefits expense	(137,226,748)	(129,604,956)	(123,130,334)
Other expenses, by nature	(190,593,334)	(184,143,140)	(167,210,021)
Operating Income	(34,255,375)	526,054,835	670,604,721
Depreciation and amortization expense	(229,957,019)	(236,627,387)	(215,187,300)
Profit from impairment and reversal of impairment losses (impairment losses) determined in accordance with IFRS 9	(15,167,707)	(10,047,000)	(4,783,072)
FINANCIAL RESULT	(112,434,774)	(150,893,003)	(110,875,064)
Total Financial Income	36,160,460	27,399,275	19,934,468
Other financial income	1,030,181	5,142,727	3,180,909
Financial Costs	(127,408,771)	(164,897,900)	(122,184,189)
(Loss) gain from indexed assets and liabilities, net	2,085,768	(2,982,268)	(818,146)
Foreign Currency Exchange Differences	(23,272,231)	(10,412,110)	(7,807,197)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	3,509,392	366,089	3,190,240
Total	9,488,815	1,793,201	3,410,379
(Loss) Profit before taxes	(133,691,942)	377,321,122	566,330,276
Income tax expense	81,305,107	(61,227,904)	(153,482,519)
(LOSS) PROFIT	(52,386,835)	316,093,218	412,847,757
(Loss) Profit attributable to owners of the parent	(50,860,313)	296,153,605	361,709,937
(Loss) Profit attributable to non-controlling interests	(1,526,522)	19,939,613	51,137,820
Operating Segments [Member]
Disclosure Of Segment Comprehensive Income [Line Items]
Revenues and other operating income	2,585,402,197	2,770,834,360	2,457,161,426
Total Revenues	2,548,384,317	2,624,576,323	2,410,360,459
Energy sales	2,380,736,600	2,405,903,242	2,202,078,088
Other sales	58,870,872	124,113,792	123,345,383
Other services rendered	108,776,845	94,559,289	84,936,988
Other operating income	37,017,880	146,258,037	46,800,967
Total	(1,374,445,639)	(1,421,205,251)	(1,292,177,116)
Energy purchases	(864,863,454)	(835,284,743)	(747,646,602)
Fuel consumption	(231,176,490)	(230,944,414)	(231,028,169)
Transportation costs	(141,539,687)	(196,848,788)	(166,875,802)
Other miscellaneous supplies and services	(136,866,008)	(158,127,306)	(146,626,543)
Contribution Margin	1,210,956,558	1,349,629,109	1,164,984,310
Other work performed by the entity and capitalized	25,539,316	17,610,861	16,710,963
Employee benefits expense	(137,226,748)	(129,604,956)	(123,130,334)
Other expenses, by nature	(190,593,334)	(184,143,140)	(167,210,021)
Operating Income	908,675,792	1,053,491,874	891,354,918
Depreciation and amortization expense	(229,957,019)	(236,627,387)	(215,187,300)
Profit from impairment and reversal of impairment losses (impairment losses) determined in accordance with IFRS 9	(697,806,441)	(280,762,652)	(779,825)
Impairment gain and reversal of impairment loss (impairment loss) determined in accordance with IFRS 9	(15,167,707)	(10,047,000)	(4,783,072)
OPERATING INCOME	(34,255,375)	526,054,835	670,604,721
FINANCIAL RESULT	(112,434,774)	(150,893,003)	(110,875,064)
Total Financial Income	36,160,460	27,399,275	19,934,468
Cash and cash equivalents	7,324,057	8,973,606	9,612,575
Other financial income	28,836,403	18,425,669	10,321,893
Financial Costs	(127,408,771)	(164,897,900)	(122,184,189)
Bank borrowings	(7,151,030)	(14,487,700)	(20,701,774)
Secured and unsecured obligations	(84,268,247)	(81,818,564)	(62,255,300)
Other	(35,989,494)	(68,591,636)	(39,227,115)
(Loss) gain from indexed assets and liabilities, net	2,085,768	(2,982,268)	(818,146)
Foreign Currency Exchange Differences	(23,272,231)	(10,412,110)	(7,807,197)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	3,509,392	366,089	3,190,240
Total	9,488,815	1,793,201	3,410,379
Gain (loss) from other investments	104,777	262,512	385,830
Gain (loss) from the sale of property, plant and equipment	9,384,038	1,530,689	3,024,549
(Loss) Profit before taxes	(133,691,942)	377,321,122	566,330,276
Income tax expense	81,305,107	(61,227,904)	(153,482,519)
Net income from continuing operations	(52,386,835)	316,093,218	412,847,757
(LOSS) PROFIT	(52,386,835)	316,093,218	412,847,757
(Loss) Profit attributable to owners of the parent	(50,860,313)	296,153,605	361,709,937
(Loss) Profit attributable to non-controlling interests	(1,526,522)	19,939,613	51,137,820
Operating Segments [Member] | Generation [Member]
Disclosure Of Segment Comprehensive Income [Line Items]
Revenues and other operating income	1,577,422,263	1,726,611,508	1,580,653,088
Total Revenues	1,543,647,794	1,581,230,963	1,540,352,133
Energy sales	1,494,203,779	1,472,565,933	1,425,942,129
Other sales	38,825,239	97,870,470	103,779,801
Other services rendered	10,618,776	10,794,560	10,630,203
Other operating income	33,774,469	145,380,545	40,300,955
Total	(616,852,308)	(678,187,609)	(709,506,221)
Energy purchases	(177,049,909)	(160,044,206)	(213,114,437)
Fuel consumption	(231,176,490)	(230,944,414)	(231,028,169)
Transportation costs	(113,704,101)	(169,062,680)	(154,044,158)
Other miscellaneous supplies and services	(94,921,808)	(118,136,309)	(111,319,457)
Contribution Margin	960,569,955	1,048,423,899	871,146,867
Other work performed by the entity and capitalized	15,581,738	8,887,421	8,663,737
Employee benefits expense	(65,564,485)	(62,871,525)	(61,991,737)
Other expenses, by nature	(121,366,276)	(120,522,841)	(104,190,567)
Operating Income	789,220,932	873,916,954	713,628,300
Depreciation and amortization expense	(185,479,080)	(196,623,025)	(179,901,682)
Profit from impairment and reversal of impairment losses (impairment losses) determined in accordance with IFRS 9	(698,453,039)	(280,020,263)
Impairment gain and reversal of impairment loss (impairment loss) determined in accordance with IFRS 9	(1,305,341)	(1,338,599)	(106,264)
OPERATING INCOME	(96,016,528)	395,935,067	533,620,354
FINANCIAL RESULT	(80,090,891)	(101,324,905)	(86,621,659)
Total Financial Income	15,080,015	15,241,046	8,727,356
Cash and cash equivalents	597,718	3,556,554	5,673,621
Other financial income	14,482,297	11,684,492	3,053,735
Financial Costs	(59,088,322)	(111,219,566)	(82,878,715)
Bank borrowings	(7,112,931)	(11,813,855)	(9,269,535)
Secured and unsecured obligations	(47,654,290)	(45,714,879)	(43,965,839)
Other	(4,321,101)	(53,690,832)	(29,643,341)
(Loss) gain from indexed assets and liabilities, net	(703,130)	(5,157,076)	(2,480,291)
Foreign Currency Exchange Differences	(35,379,454)	(189,309)	(9,990,009)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	2,424,250	366,089	3,190,240
Total	9,478,528	1,683,246	3,434,503
Gain (loss) from other investments	94,490	152,557	409,954
Gain (loss) from the sale of property, plant and equipment	9,384,038	1,530,689	3,024,549
(Loss) Profit before taxes	(164,204,641)	296,659,497	453,623,438
Income tax expense	97,419,625	(40,347,869)	(113,783,941)
Net income from continuing operations	(66,785,016)	256,311,628	339,839,497
(LOSS) PROFIT	(66,785,016)	256,311,628	339,839,497
Operating Segments [Member] | Distribution [Member]
Disclosure Of Segment Comprehensive Income [Line Items]
Revenues and other operating income	1,382,068,220	1,412,871,738	1,263,224,072
Total Revenues	1,376,425,433	1,408,588,042	1,254,943,604
Energy sales	1,270,159,653	1,318,386,716	1,170,129,333
Other sales	6,601,069	9,365,186	16,411,425
Other services rendered	99,664,711	80,836,140	68,402,846
Other operating income	5,642,787	4,283,696	8,280,468
Total	(1,116,324,483)	(1,114,936,281)	(972,499,918)
Energy purchases	(1,060,494,642)	(1,056,562,636)	(926,385,346)
Transportation costs	(23,694,571)	(22,725,942)	(9,816,883)
Other miscellaneous supplies and services	(32,135,270)	(35,647,703)	(36,297,689)
Contribution Margin	265,743,737	297,935,457	290,724,154
Other work performed by the entity and capitalized	9,805,315	8,723,440	6,667,947
Employee benefits expense	(37,496,730)	(34,828,194)	(32,598,818)
Other expenses, by nature	(79,580,559)	(70,678,241)	(64,179,201)
Operating Income	158,471,763	201,152,462	200,614,082
Depreciation and amortization expense	(45,583,947)	(40,705,580)	(36,677,957)
Impairment gain and reversal of impairment loss (impairment loss) determined in accordance with IFRS 9	(12,998,719)	(8,153,419)	(4,676,808)
OPERATING INCOME	99,889,097	152,293,463	159,259,317
FINANCIAL RESULT	5,929,058	5,232,127	6,088,801
Total Financial Income	22,717,208	22,742,687	11,166,433
Cash and cash equivalents	1,562,194	1,456,253	1,633,373
Other financial income	21,155,014	21,286,434	9,533,060
Financial Costs	(17,696,544)	(19,061,123)	(6,724,490)
Bank borrowings	(33,244)	(40,508)	(5,374)
Other	(17,663,300)	(19,020,615)	(6,719,116)
(Loss) gain from indexed assets and liabilities, net	1,124,304	1,843,435	1,616,607
Foreign Currency Exchange Differences	(215,910)	(292,872)	30,251
Total	10,287	12
Gain (loss) from other investments	10,287	12
(Loss) Profit before taxes	105,828,442	157,525,602	165,348,118
Income tax expense	(23,421,217)	(38,748,555)	(42,967,123)
Net income from continuing operations	82,407,225	118,777,047	122,380,995
(LOSS) PROFIT	82,407,225	118,777,047	122,380,995
Holdings, Eliminations and Others [Member]
Disclosure Of Segment Comprehensive Income [Line Items]
Revenues and other operating income	(374,088,286)	(368,648,886)	(386,715,734)
Total Revenues	(371,688,910)	(365,242,682)	(384,935,278)
Energy sales	(383,626,832)	(385,049,407)	(393,993,374)
Other sales	(13,444,564)	(16,878,136)	(3,154,157)
Other services rendered	(1,506,642)	(2,928,589)	(5,903,939)
Other operating income	(2,399,376)	(3,406,204)	(1,780,456)
Total	358,731,152	371,918,639	389,829,023
Energy purchases	372,681,097	381,322,099	391,853,181
Transportation costs	4,141,015	5,060,166	3,014,761
Other miscellaneous supplies and services	9,808,930	4,343,294	990,603
Contribution Margin	(15,357,134)	(3,269,753)	(3,113,289)
Other work performed by the entity and capitalized	(152,263)		(1,379,279)
Employee benefits expense	34,165,533	31,905,237	28,539,779
Other expenses, by nature	10,353,501	7,057,942	1,159,747
Operating Income	(39,016,903)	(21,577,542)	(22,887,464)
Depreciation and amortization expense	1,106,008	701,218	1,392,339
Profit from impairment and reversal of impairment losses (impairment losses) determined in accordance with IFRS 9	646,598	(742,389)	(779,825)
Impairment gain and reversal of impairment loss (impairment loss) determined in accordance with IFRS 9	863,647	554,982
OPERATING INCOME	(38,127,944)	(22,173,695)	(22,274,950)
FINANCIAL RESULT	(38,272,941)	(54,800,225)	(30,342,206)
Total Financial Income	(1,636,763)	(10,584,458)	(40,679)
Cash and cash equivalents	(5,164,145)	(3,960,799)	(2,305,581)
Other financial income	(6,800,908)	(14,545,257)	(2,264,902)
Financial Costs	50,623,905	34,617,211	32,580,984
Bank borrowings	4,855	2,633,337	11,426,865
Secured and unsecured obligations	(36,613,957)	(36,103,685)	(18,289,461)
Other	14,005,093	4,119,811	2,864,658
(Loss) gain from indexed assets and liabilities, net	(1,664,594)	(331,373)	(45,538)
Foreign Currency Exchange Differences	(12,323,133)	(9,929,929)	(2,152,561)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	(1,085,142)
Total		(109,943)	(24,124)
Gain (loss) from other investments		(109,943)	(24,124)
(Loss) Profit before taxes	(75,315,743)	(76,863,977)	(52,641,280)
Income tax expense	7,306,699	17,868,520	3,268,545
Net income from continuing operations	(68,009,044)	(58,995,457)	(49,372,735)
(LOSS) PROFIT	$ (68,009,044)	$ (58,995,457)	$ (49,372,735)